UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22859

                  A&Q Masters Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

      Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Hedge Fund Solutions LLC (formerly UBS Alternative and Quantitative Investments LLC)

600 Washington Boulevard

                Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203) 719-1428

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Masters Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2016

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption

Equity Hedged
Altai Capital Partners Offshore, Ltd	US/Canada	$76,841	$25,558	0.01%	7/1/2015	Illiquid	-	-	$-
Atlas Institutional Fund, Ltd	US/Canada	9,801,155	11,325,083	6.89	8/1/2011	Quarterly	65 days	6/30/2016	$11,325,083
BosValen Fund	Developed Asia excluding Japan	2,313,077	2,205,079	1.34	1/1/2015	Quarterly	60 days	6/30/2016	$2,205,079
Glenview Institutional Partners, L.P	US/Canada	6,493,454	5,071,406	3.08	9/1/2014	Quarterly	45 days	6/30/2016	$5,071,406
Jericho Capital International Ltd.	US/Canada	7,704,825	8,991,245	5.47	6/1/2011	Quarterly	60 days	6/30/2016	$8,991,245
MW Eureka Fund	Global	12,000,000	11,740,055	7.14	2/1/2016	Monthly	30 days	6/30/2016	$11,740,055
Pacific Grove International Ltd.	US/Canada	4,500,000	3,556,344	2.16	4/1/2015	Quarterly	65 days	9/30/2016(c)	$889,086
Pelham Long/Short Fund Ltd	Europe including UK	5,757,012	6,610,077	4.02	11/1/2010	Monthly	90 days	6/30/2016	$6,610,077
Perceptive Life Sciences Qualified Fund, L.P	US/Canada	5,156,169	4,745,875	2.88	6/1/2015	Quarterly	45 days	6/30/2016	$4,745,875
Pleiad Asia Offshore Feeder Fund	Developed Asia including Japan	8,750,000	8,797,538	5.35	8/1/2015	Quarterly	60 days	9/30/2016(c)	$1,639,201
Precocity Offshore Fund Ltd.	US/Canada	5,500,000	5,605,666	3.41	4/1/2016	Quarterly	65 days	3/31/2017(c)	$1,401,417
Sachem Head Offshore Ltd.	US/Canada	6,630,046	7,529,619	4.58	9/1/2013	Quarterly	65 days	6/30/2016(c)	$1,882,405
Shellback Offshore Fund, Ltd.	US/Canada	15,068,984	16,014,833	9.74	1/1/2014	Quarterly	45 days	6/30/2016	$16,014,833
Soroban Cayman Fund Ltd.	US/Canada	14,314,243	14,979,638	9.11	4/1/2011	Quarterly	60 days	6/30/2016(c)	$3,744,910
Spindrift Partners LP	Global	132,410	131,298	0.08	9/1/2010	Illiquid	-	-	$-
TPG Public Equity Partners - B, Ltd	Global	12,000,000	11,949,649	7.27	9/1/2015	Quarterly	60 days	6/30/2016(c)	$2,987,412
TT Long/Short Focus Fund	Europe including UK	7,750,000	7,562,333	4.60	10/1/2015	Monthly	60 days	9/30/2016	$4,902,200
Turiya Fund LP	Developed Asia including Japan	3,300,000	5,460,799	3.32	1/1/2012	Quarterly	45 days	6/30/2016(d)	$1,820,266
Valinor Capital Partners, L.P.	US/Canada	134,246	113,303	0.07	12/1/2012	Illiquid	-	-	$-
Viking Global Equities III Ltd.	US/Canada	6,645,354	8,814,012	5.36	7/1/2013	Anniversary	45 days	6/30/2016	$8,814,012

Equity Hedged Subtotal		$134,027,816	$141,229,410	85.88%

Relative Value
Sensato Asia Pacific Fund L.P.	Developed Asia including Japan	8,590,000	9,248,772	5.62	1/1/2012	Monthly	60 days	6/30/2016(c)	$2,312,193

Relative Value Subtotal		$8,590,000	$9,248,772	5.62%

Total		$142,617,816	$150,478,182	91.50%

Other securities		Cost	Fair Value	% of Net Assets

Other securities (e)		$134,797	$159,306	0.10%

Total Other securities		$134,797	$159,306	0.10%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted the redemption notice periods are shown in calendar days.
(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	The Investment Fund is subject to an investor level gate of 33.33%.
(e)	Securities received from in-kind distributions from Investment Funds and are a Level 1 investment.

   Complete information about the Investment Funds’ underlying investments is not readily available.

A&Q Masters Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2016

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued an update on Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). Per ASU 2015-07, an investment within scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The update is required for fiscal periods beginning after December 15, 2015, however, earlier adoption is permitted. The Adviser and Board have elected to early adopt ASU 2015-07. Additional disclosures required by ASU 2015-07, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $150,637,488.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied.

As of June 30, 2016, the Investment Funds in the equity hedged strategy had $65,441,586 subject to investor level gates and/or lock-ups. Investments representing approximately 16% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition.

On May 31, 2016, the Fund received 39,530 shares of ServiceSource International Inc., a listed security, from Altai Capital Partners Offshore, Ltd. as a payment in kind. The investment is considered as a Level 1 investment – quoted prices in active markets for identical investments. As of June 30, 2016, the fair value of the investment is $159,306.

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, for example to geography, changes in interest rates, equity market movement, and currencies, to name a few examples.

As of June 30, 2016, the Investment Fund in the relative value strategy had $9,248,772 subject to an investor level gates. There is no remaining restriction period for this Investment Fund at June 30, 2016.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Masters Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8-29-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8-29-2016

By (Signature and Title)*	/s/ Frank Pluchino
Frank Pluchino, Chief Compliance Officer

Date	8-29-2016

* Print the name and title of each signing officer under his or her signature.